Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000171784
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R
Trading Symbol	TSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	0.64%

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Expenses Represent Both Master and Feeder [Text]	The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Class R shares at NAV returned 17.12%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The Fund invests in securities through the S&P 500 Index Master Portfolio, a master portfolio that is not part of the Transamerica Funds complex, and is advised by BlackRock Fund Advisors.

  The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index. The Fund takes positions in securities that, in combination, are intended to have similar return characteristics to the Index.

  The Index is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  On an asset weighted basis, the communication services, information technology, and industrials sectors contributed the most to Fund performance during the fiscal year ended December 31, 2025, while real estate, consumer staples, and consumer discretionary sectors contributed the least.

  At the stock level, Nvidia Corp, Alphabet Inc. Class A, and Alphabet Inc. Class C contributed the most to Fund performance during the fiscal year, while UnitedHealth Group, Inc., Fiserv Inc. and Salesforce Inc., detracted the most from Fund performance on an asset weighted basis.

  The primary drivers of tracking difference between the returns of the Fund and the returns of the Index during the fiscal year were Fund fees and expenses, slight mismatches in security weightings relative to the Index, cash and futures drag, and transaction costs.

  The views expressed reflect the opinions of BlackRock Fund Advisors as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
4/21/2017	$10,000	$10,000
5/31/2017	$10,150	$10,122
6/30/2017	$10,290	$10,264
7/31/2017	$10,351	$10,328
8/31/2017	$10,551	$10,541
9/30/2017	$10,581	$10,573
10/31/2017	$11,040	$11,043
11/30/2017	$11,372	$11,382
12/31/2017	$11,493	$11,508
1/31/2018	$12,147	$12,167
2/28/2018	$11,698	$11,719
3/31/2018	$11,392	$11,421
4/30/2018	$11,433	$11,465
5/31/2018	$11,699	$11,741
6/30/2018	$11,769	$11,813
7/31/2018	$12,202	$12,253
8/31/2018	$12,582	$12,652
9/30/2018	$12,655	$12,724
10/31/2018	$11,777	$11,854
11/30/2018	$12,004	$12,096
12/31/2018	$10,923	$11,004
1/31/2019	$11,785	$11,885
2/28/2019	$12,158	$12,267
3/31/2019	$12,394	$12,505
4/30/2019	$12,886	$13,012
5/31/2019	$12,063	$12,185
6/30/2019	$12,905	$13,044
7/31/2019	$13,088	$13,231
8/31/2019	$12,873	$13,021
9/30/2019	$13,107	$13,265
10/31/2019	$13,386	$13,552
11/30/2019	$13,859	$14,044
12/31/2019	$14,267	$14,468
1/31/2020	$14,256	$14,462
2/29/2020	$13,077	$13,272
3/31/2020	$11,462	$11,633
4/30/2020	$12,927	$13,124
5/31/2020	$13,536	$13,749
6/30/2020	$13,795	$14,022
7/31/2020	$14,575	$14,813
8/31/2020	$15,604	$15,878
9/30/2020	$15,003	$15,275
10/31/2020	$14,595	$14,868
11/30/2020	$16,183	$16,496
12/31/2020	$16,807	$17,130
1/31/2021	$16,619	$16,957
2/28/2021	$17,077	$17,425
3/31/2021	$17,815	$18,188
4/30/2021	$18,758	$19,159
5/31/2021	$18,876	$19,292
6/30/2021	$19,298	$19,743
7/31/2021	$19,747	$20,212
8/31/2021	$20,339	$20,826
9/30/2021	$19,388	$19,858
10/31/2021	$20,739	$21,249
11/30/2021	$20,573	$21,102
12/31/2021	$21,485	$22,047
1/31/2022	$20,375	$20,907
2/28/2022	$19,751	$20,281
3/31/2022	$20,477	$21,034
4/30/2022	$18,677	$19,199
5/31/2022	$18,702	$19,235
6/30/2022	$17,144	$17,647
7/31/2022	$18,723	$19,274
8/31/2022	$17,946	$18,488
9/30/2022	$16,282	$16,785
10/31/2022	$17,589	$18,144
11/30/2022	$18,569	$19,158
12/31/2022	$17,494	$18,054
1/31/2023	$18,582	$19,189
2/28/2023	$18,118	$18,721
3/31/2023	$18,772	$19,408
4/30/2023	$19,051	$19,711
5/31/2023	$19,131	$19,797
6/30/2023	$20,381	$21,105
7/31/2023	$21,022	$21,783
8/31/2023	$20,675	$21,436
9/30/2023	$19,688	$20,414
10/31/2023	$19,260	$19,985
11/30/2023	$21,011	$21,810
12/31/2023	$21,946	$22,801
1/31/2024	$22,305	$23,184
2/29/2024	$23,479	$24,422
3/31/2024	$24,222	$25,207
4/30/2024	$23,226	$24,178
5/31/2024	$24,360	$25,377
6/30/2024	$25,222	$26,287
7/31/2024	$25,513	$26,607
8/31/2024	$26,123	$27,253
9/30/2024	$26,658	$27,835
10/31/2024	$26,408	$27,582
11/30/2024	$27,936	$29,201
12/31/2024	$27,264	$28,505
1/31/2025	$27,998	$29,299
2/28/2025	$27,617	$28,917
3/31/2025	$26,046	$27,287
4/30/2025	$25,862	$27,102
5/31/2025	$27,475	$28,808
6/30/2025	$28,861	$30,273
7/31/2025	$29,484	$30,953
8/31/2025	$30,080	$31,580
9/30/2025	$31,155	$32,733
10/31/2025	$31,865	$33,499
11/30/2025	$31,921	$33,581
12/31/2025	$31,931	$33,602

Average Annual Return [Table Text Block]
0BWX5	1 Year	5 Years	Since Inception 4/21/17
Class R	17.12%	13.70%	14.28%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.95%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 190,471,311
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 197,509
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$190,471,311
Number of Portfolio Holdings	0
Portfolio turnover rate of Master Portfolio	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$197,509

Holdings [Text Block]
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at

888-233-4339. The Fund's next prospectus will be available by May 1, 2026.

Effective December 5, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 5, 2025, the following occurred:

  The S&P 500® Index Master Portfolio (the “Master Fund”), the underlying fund in which the Fund invests, modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Master Fund intends to be diversified in approximately the same proportion as the Master Fund’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Master Fund becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.

  The Fund’s principal risks were revised to add Non-Diversification risk, to the extent that the Master Fund becomes “non-diversified” for periods of time solely as a result of tracking its index.

Material Fund Change Risks Change [Text Block]

Effective December 5, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 5, 2025, the following occurred:

  The S&P 500® Index Master Portfolio (the “Master Fund”), the underlying fund in which the Fund invests, modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Master Fund intends to be diversified in approximately the same proportion as the Master Fund’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Master Fund becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.

  The Fund’s principal risks were revised to add Non-Diversification risk, to the extent that the Master Fund becomes “non-diversified” for periods of time solely as a result of tracking its index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at

888-233-4339. The Fund's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171785
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R4
Trading Symbol	TSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.30%

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Expenses Represent Both Master and Feeder [Text]	The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Class R4 shares at NAV returned 17.48%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The Fund invests in securities through the S&P 500 Index Master Portfolio, a master portfolio that is not part of the Transamerica Funds complex, and is advised by BlackRock Fund Advisors.

  The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index. The Fund takes positions in securities that, in combination, are intended to have similar return characteristics to the Index.

  The Index is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  On an asset weighted basis, the communication services, information technology, and industrials sectors contributed the most to Fund performance during the fiscal year ended December 31, 2025, while real estate, consumer staples, and consumer discretionary sectors contributed the least.

  At the stock level, Nvidia Corp, Alphabet Inc. Class A, and Alphabet Inc. Class C contributed the most to Fund performance during the fiscal year, while UnitedHealth Group, Inc., Fiserv Inc. and Salesforce Inc., detracted the most from Fund performance on an asset weighted basis.

  The primary drivers of tracking difference between the returns of the Fund and the returns of the Index during the fiscal year were Fund fees and expenses, slight mismatches in security weightings relative to the Index, cash and futures drag, and transaction costs.

  The views expressed reflect the opinions of BlackRock Fund Advisors as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,503	$9,504
2/29/2016	$9,488	$9,491
3/31/2016	$10,127	$10,135
4/30/2016	$10,163	$10,174
5/31/2016	$10,347	$10,357
6/30/2016	$10,366	$10,384
7/31/2016	$10,750	$10,766
8/31/2016	$10,760	$10,782
9/30/2016	$10,758	$10,784
10/31/2016	$10,565	$10,587
11/30/2016	$10,951	$10,979
12/31/2016	$11,166	$11,196
1/31/2017	$11,375	$11,408
2/28/2017	$11,823	$11,861
3/31/2017	$11,830	$11,875
4/30/2017	$11,949	$11,997
5/31/2017	$12,113	$12,166
6/30/2017	$12,191	$12,242
7/31/2017	$12,439	$12,494
8/31/2017	$12,474	$12,532
9/30/2017	$13,022	$13,089
10/31/2017	$13,413	$13,490
12/31/2017	$13,565	$13,640
1/31/2018	$14,336	$14,421
2/28/2018	$13,806	$13,890
3/31/2018	$13,454	$13,537
4/30/2018	$13,502	$13,589
5/31/2018	$13,817	$13,916
6/30/2018	$13,909	$14,002
7/31/2018	$14,419	$14,523
8/31/2018	$14,880	$14,996
9/30/2018	$14,963	$15,081
10/31/2018	$13,938	$14,050
11/30/2018	$14,207	$14,337
12/31/2018	$12,926	$13,042
1/31/2019	$13,959	$14,087
2/28/2019	$14,400	$14,540
3/31/2019	$14,678	$14,822
4/30/2019	$15,273	$15,422
5/31/2019	$14,298	$14,442
6/30/2019	$15,296	$15,460
7/31/2019	$15,512	$15,682
8/31/2019	$15,271	$15,434
9/30/2019	$15,548	$15,723
10/31/2019	$15,880	$16,063
11/30/2019	$16,454	$16,646
12/31/2019	$16,951	$17,149
1/31/2020	$16,938	$17,142
2/29/2020	$15,539	$15,731
3/31/2020	$13,622	$13,788
4/30/2020	$15,363	$15,555
5/31/2020	$16,100	$16,296
6/30/2020	$16,408	$16,620
7/31/2020	$17,336	$17,558
8/31/2020	$18,573	$18,820
9/30/2020	$17,861	$18,105
10/31/2020	$17,388	$17,623
11/30/2020	$19,278	$19,552
12/31/2020	$20,022	$20,304
1/31/2021	$19,812	$20,099
2/28/2021	$20,344	$20,653
3/31/2021	$21,240	$21,558
4/30/2021	$22,364	$22,708
5/31/2021	$22,505	$22,867
6/30/2021	$23,027	$23,401
7/31/2021	$23,577	$23,956
8/31/2021	$24,282	$24,685
9/30/2021	$23,152	$23,537
10/31/2021	$24,765	$25,186
11/30/2021	$24,581	$25,011
12/31/2021	$25,674	$26,132
1/31/2022	$24,347	$24,780
2/28/2022	$23,616	$24,038
3/31/2022	$24,474	$24,931
4/30/2022	$22,336	$22,757
5/31/2022	$22,381	$22,798
6/30/2022	$20,521	$20,916
7/31/2022	$22,411	$22,845
8/31/2022	$21,496	$21,913
9/30/2022	$19,509	$19,895
10/31/2022	$21,075	$21,506
11/30/2022	$22,249	$22,708
12/31/2022	$20,963	$21,399
1/31/2023	$22,283	$22,744
2/28/2023	$21,726	$22,189
3/31/2023	$22,529	$23,004
4/30/2023	$22,864	$23,363
5/31/2023	$22,960	$23,464
6/30/2023	$24,481	$25,015
7/31/2023	$25,250	$25,818
8/31/2023	$24,849	$25,407
9/30/2023	$23,652	$24,196
10/31/2023	$23,154	$23,687
11/30/2023	$25,259	$25,850
12/31/2023	$26,403	$27,025
1/31/2024	$26,835	$27,479
2/29/2024	$28,264	$28,946
3/31/2024	$29,163	$29,878
4/30/2024	$27,964	$28,657
5/31/2024	$29,347	$30,078
6/30/2024	$30,382	$31,157
7/31/2024	$30,750	$31,537
8/31/2024	$31,485	$32,302
9/30/2024	$32,138	$32,992
10/31/2024	$31,853	$32,692
11/30/2024	$33,714	$34,611
12/31/2024	$32,900	$33,786
1/31/2025	$33,804	$34,727
2/28/2025	$33,344	$34,274
3/31/2025	$31,457	$32,343
4/30/2025	$31,252	$32,124
5/31/2025	$33,202	$34,146
6/30/2025	$34,889	$35,882
7/31/2025	$35,661	$36,687
8/31/2025	$36,382	$37,431
9/30/2025	$37,697	$38,797
10/31/2025	$38,557	$39,706
11/30/2025	$38,643	$39,803
12/31/2025	$38,651	$39,827

Average Annual Return [Table Text Block]
0BWXE	1 Year	5 Years	10 Years
Class R4	17.48%	14.06%	14.48%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 190,471,311
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 197,509
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$190,471,311
Number of Portfolio Holdings	0
Portfolio turnover rate of Master Portfolio	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$197,509

Holdings [Text Block]
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at

888-233-4339. The Fund's next prospectus will be available by May 1, 2026.

Effective December 5, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 5, 2025, the following occurred:

  The S&P 500® Index Master Portfolio (the “Master Fund”), the underlying fund in which the Fund invests, modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Master Fund intends to be diversified in approximately the same proportion as the Master Fund’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Master Fund becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.

  The Fund’s principal risks were revised to add Non-Diversification risk, to the extent that the Master Fund becomes “non-diversified” for periods of time solely as a result of tracking its index.

Material Fund Change Risks Change [Text Block]

Effective December 5, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 5, 2025, the following occurred:

  The S&P 500® Index Master Portfolio (the “Master Fund”), the underlying fund in which the Fund invests, modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Master Fund intends to be diversified in approximately the same proportion as the Master Fund’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Master Fund becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.

  The Fund’s principal risks were revised to add Non-Diversification risk, to the extent that the Master Fund becomes “non-diversified” for periods of time solely as a result of tracking its index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at

888-233-4339. The Fund's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus